Fair Value	6 Months Ended
Jun. 30, 2026
Fair Value
Fair Value

5.Fair Value

Financial assets

Cash guarantees are recorded in the consolidated statement of financial position under “Other long-term receivables”. Upon release of the guarantees, interest is received for the duration of the guarantee, whereby the carrying amount approximates the fair value.

The prepayment option, recorded in the consolidated statement of financial position under “Other long-term receivables”, related to the loan facility agreement with the European Investment Bank (“EIB”), is measured at fair value through profit and loss (see note 18.2).

The carrying amount of trade and other receivables, other current assets, cash and cash equivalents and financial assets approximate their value due to their short-term character.

The foreign currency forwards and swaps, recorded in the consolidated statement of financial position under “Other receivables”, are measured at fair value through profit and loss. Fair value is determined by the financial institution and is based on foreign currency swap rates and the maturity of the instrument. Refer to note 23.

Financial liabilities

The loan facility agreement with the EIB, recorded in the consolidated statement of financial position under “Financial debt”, is measured at amortized cost with a fixed interest rate. Refer to note 18.2. The fair value is evaluated based on the interest rates and maturity date. The instrument has a fixed interest rate and the fair value measurement is subject to changes in interest rates. The fair value measurement is classified as level 3.

The synthetic warrants, in connection with the loan facility agreement with the EIB and recorded in the consolidated statement of financial position under “Financial debt”, are measured at fair value through profit and loss (see note 18.2). The fair value is determined using a binomial tree with 240 monthly periods (20 years) and the following key unobservable input:

●	Volatility of 65.144%, estimated based on the median of the annualized 90 - day standard deviation of daily volatility of Nasdaq stock prices over the period from July 2023 to June 2026.

A 5% increase in volatility for Tranche A would result in an increase in fair value by €70,000, while a 5% decrease in volatility would result in a decrease in fair value by €81,000.

A 5% increase in volatility for Tranche B would result in an increase in fair value by €65,000, while a 5% decrease in volatility would result in a decrease in fair value by €76,000.

The convertible bonds, recorded in the consolidated statement of financial position under “Financial debt”, are measured at fair value through profit and loss (see note 18.3). The fair value is determined using the Longstaff-Schwartz Monte Carlo valuation model. We refer to note 18.3 for the overview of the key assumptions. A 5% increase in volatility would result in an increase in fair value by €0.8 million, while a 5% decrease in volatility would result in a decrease in fair value by €0.8 million. A 1% increase in credit spread would result in a decrease in fair value by €158,000, while a 1% decrease in credit spread would result in an increase in fair value by €164,000.

The carrying value of trade and other liabilities approximates their fair value due to the short-term character of these instruments. The sensitivity on the fair value measurements of the recoverable cash advances are further detailed in note 18.1.

There were no changes in the Group’s valuation processes, valuation techniques, and types of inputs used in the fair value measurements during the period. There were no transfers between level 1 and level 2 fair value measurements during the period and no transfers into or out of level 3 fair value measurements.

	Carrying value		Fair value
	As at	As at	As at	As at
	June 30,	December 31,	June 30,	December 31,
(in EUR 000)	2026	2025	2026	2025
Financial Assets
Cash guarantees (level 3)	507	394	507	394
Prepayment option (level 3)	66	91	66	91
Trade and other receivables (level 3)	9,149	6,184	9,149	6,184
Foreign currency forwards and swaps (level 2)	—	4	—	4
Other current assets (level 3)	236	165	236	165
Cash and cash equivalents (level 1)	64,115	30,001	64,115	30,001
Financial assets (level 1)	33,670	18,000	33,670	18,000

	Carrying value		Fair value
	As at	As at	As at	As at
	June 30,	December 31,	June 30,	December 31,
(in EUR 000)	2026	2025	2026	2025
Financial liabilities
Loan facility agreement (level 3)	18,787	7,793	19,537	8,165
Synthetic warrants (level 3)	7,420	1,601	7,420	1,601
Convertible bonds (level 3)	22,328	22,657	29,438	31,243
Recoverable cash advances (level 3)	9,051	8,609	9,051	8,609
Trade and other liabilities (level 1 and 3)	15,100	15,578	15,100	15,578